Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 2,679,475	$ 2,200,804
Other revenue	2,765,155	2,274,142
Fuel, power and water purchased	866,496	713,915
Net revenue	1,898,659	1,560,227
Operating expenses	851,489	702,128
Administrative expenses	80,232	66,726
Depreciation and amortization	455,520	402,963
Impairment of assets	159,568	0
Loss on foreign exchange	13,833	4,371
Operating income (loss), before gain on sale of renewable assets	338,017	384,039
Gain on sale of renewable assets	64,028	29,063
Operating income (loss)	402,045	413,102
Interest expense	(278,574)	(209,554)
Income (loss) from long-term investments	(465,206)	(26,457)
Other	(27,933)	(34,859)
Income (loss) before income taxes	(369,668)	142,232
Property, plant and equipment	11,944,885	11,042,446
Investments carried at fair value	1,344,207	1,848,456
Equity-method investees	381,802	433,850
Total assets	17,627,613	16,797,503
Capital expenditures	1,089,024	1,345,045
Revenue related to net hedging loss, not recognized as revenue from contract with customers	63,717	57,018
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	21,640	19,043
Other revenue
Revenue
Other revenue	85,680	73,338
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Operating expenses	511	16
Administrative expenses	7,324	1,249
Depreciation and amortization	1,017	1,097
Impairment of assets	0
Loss on foreign exchange	13,833	4,371
Gain on sale of renewable assets	0	0
Interest expense	(100,807)	(44,545)
Income (loss) from long-term investments	(502,344)	(128,809)
Other	(12,598)	(7,726)
Property, plant and equipment	29,260	32,380
Investments carried at fair value	0	0
Equity-method investees	15,500	20,898
Total assets	266,105	149,149
Capital expenditures	0	7,553
Corporate | Other revenue
Revenue
Other revenue	1,501	1,558
Regulated Services Group | Operating Segments
Revenue
Revenue	2,328,536	1,944,171
Fuel, power and water purchased	824,670	682,602
Net revenue	1,559,598	1,315,010
Operating expenses	736,515	597,850
Administrative expenses	46,484	37,179
Depreciation and amortization	317,300	280,452
Impairment of assets	0
Loss on foreign exchange	0	0
Operating income (loss), before gain on sale of renewable assets	459,299	399,529
Gain on sale of renewable assets	0
Operating income (loss)	459,299	399,529
Interest expense	(113,482)	(93,411)
Income (loss) from long-term investments	21,884	18,306
Other	(14,765)	(24,177)
Income (loss) before income taxes	352,936	300,247
Property, plant and equipment	8,554,938	7,394,151
Investments carried at fair value	1,984	2,296
Equity-method investees	56,199	37,492
Total assets	12,109,575	10,524,466
Capital expenditures	908,676	998,855
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	55,732	53,441
Renewable Energy Group
Revenue
Net revenue	337,560
Operating income (loss), before gain on sale of renewable assets	(100,098)	(10,315)
Operating income (loss)	(36,070)
Income (loss) from long-term investments	15,254
Income (loss) before income taxes	(85,671)
Renewable Energy Group | Operating Segments
Revenue
Revenue	350,939	256,633
Fuel, power and water purchased	41,826	31,313
Net revenue		243,659
Operating expenses	114,463	104,262
Administrative expenses	26,424	28,298
Depreciation and amortization	137,203	121,414
Impairment of assets	159,568
Loss on foreign exchange	0	0
Gain on sale of renewable assets	64,028	29,063
Operating income (loss)		18,748
Interest expense	(64,285)	(71,598)
Income (loss) from long-term investments		84,046
Other	(570)	(2,956)
Income (loss) before income taxes		28,240
Property, plant and equipment	3,360,687	3,615,915
Investments carried at fair value	1,342,223	1,846,160
Equity-method investees	310,103	375,460
Total assets	5,251,933	6,123,888
Capital expenditures	180,348	338,637
Renewable Energy Group | Operating Segments | Other revenue
Revenue
Other revenue	28,447	18,339
Corporate
Revenue
Net revenue	1,501	1,558
Operating income (loss), before gain on sale of renewable assets	(21,184)	(5,175)
Operating income (loss)	(21,184)	(5,175)
Income (loss) before income taxes	$ (636,933)	$ (186,255)